Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

14. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per ordinary share for the fiscal years ended December 31, 2023, 2024 and 2025, respectively.

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Numerator:
Net income (loss) attributable to ordinary shareholders	$(241,217)	$(660,588)	$(5,098,384)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	12,000,000	12,721,233	16,037,397
Net income (loss) per share – basic and diluted	$(0.020)	$(0.052)	$(0.318)